Label	Element	Value
Document And Entity Information Elements [Abstract]	ck0001593547_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 19, 2017
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2017
Prospectus Date	rr_ProspectusDate	May 19, 2017